Related Party Transactions - Summary of Amounts of Related Party Transactions (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Assets
Cash and Due from Banks	$ 4,023,323,415	$ 2,809,407,083
Debt Securities at fair value through profit or loss	1,207,056,327	4,973,385,525
Derivative Financial Instruments	71,138,490	20,889,755
Repurchase Transactions	2,358,830,105	725,188,001
Other Financial Assets	359,022,783	351,638,283
Loans and Other Financing	6,210,116,814	7,804,461,715
Other Debt Securities	3,883,122,914	2,301,759,828
Total Assets	20,593,625,497	21,142,164,324
Liabilities
Derivative Financial Instruments	24,670,981	10,634,605
Other Financial Liabilities	2,566,789,182	2,189,677,467
Financing Received from the Argentine Central Bank and Other Financial Institutions	278,441,132	235,214,442
Debt Securities	186,896,801	422,488,868
Subordinated Debt Securities	414,476,406	285,024,673
Insurance Contracts Liabilities	213,072,128	8,200,719
Other Non-financial Liabilities	560,736,440	563,098,363
Total Liabilities	16,527,246,046	17,320,427,795
Income (Loss)
Net Income from interest	3,482,685,348	957,403,686	$ 1,336,236,688
Net fee Income	950,314,717	850,825,648	831,520,113
Net Income from Financial Instruments Measured at Fair Value through Profit or Loss	552,125,644	2,122,455,994	1,169,109,147
Other Operating Income (Expense)	769,557,427	463,199,914	313,328,567
Insurance Business Result	73,260,638	80,783,637	89,874,531
Other Operating Expenses	(1,140,074,031)	(798,863,949)	(676,875,526)
Operating Income	1,088,698,598	414,194,454	582,422,032
Related parties
Assets
Cash and Due from Banks	66,371,755	31,693,686
Debt Securities at fair value through profit or loss	28,608,649	25,473,024
Derivative Financial Instruments	13,023,883	7,791,345
Repurchase Transactions	43,100,856	68,527,163
Other Financial Assets	19,900,923	324,666
Loans and Other Financing	132,798,676	222,555,814
Other Debt Securities	0	2,276,311
Total Assets	303,804,742	358,642,009
Liabilities
Deposits	86,261,272	46,157,584
Derivative Financial Instruments	13,023,883	7,791,345
Repurchase Transactions	43,100,856	68,527,163
Other Financial Liabilities	15,316,876	470,614
Financing Received from the Argentine Central Bank and Other Financial Institutions	116,066,549	207,582,582
Debt Securities	24,225,683	27,749,336
Subordinated Debt Securities	4,382,966	0
Insurance Contracts Liabilities	8,309	27,194
Other Non-financial Liabilities	1,418,364	336,191
Total Liabilities	303,804,758	358,642,009
Income (Loss)
Net Income from interest	5,496,665	13,175,822	(6,917,137)
Net fee Income	20,302,358	18,671,490	21,672,748
Net Income from Financial Instruments Measured at Fair Value through Profit or Loss	(9,881,990)	(14,175,408)	4,143,821
Other Operating Income (Expense)	15,112,753	16,185,018	19,379,965
Income from Insurance Business	0	0	(37,902,276)
Insurance Business Result	(30,435,372)	(31,115,746)	0
Administrative Expenses	(1,663,787)	(3,324,936)	(1,718,377)
Other Operating Expenses	(3,391)	(102,271)	(89,557)
Operating Income	$ (1,072,764)	$ (686,031)	$ (1,430,813)